Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.39%
Aerospace & Defense–3.45%
Huntington Ingalls Industries, Inc.	16,300	$3,334,654
Leonardo S.p.A. (Italy)	520,400	7,499,830
		10,834,484
Automotive Parts & Equipment–1.44%
Dana, Inc.	308,200	4,521,294
Casinos & Gaming–1.32%
Las Vegas Sands Corp.	90,500	4,148,520
Coal & Consumable Fuels–1.12%
Cameco Corp. (Canada)	88,477	3,507,228
Communications Equipment–1.91%
Lumentum Holdings, Inc.(b)(c)	132,700	5,995,386
Construction & Engineering–4.82%
AECOM	81,087	6,733,464
HOCHTIEF AG (Germany)	32,200	3,258,660
MasTec, Inc.(b)	71,000	5,109,870
		15,101,994
Construction Machinery & Heavy Transportation Equipment– 1.07%
Oshkosh Corp.	35,059	3,345,680
Copper–1.91%
Freeport-McMoRan, Inc.	160,700	5,992,503
Distributors–0.79%
LKQ Corp.	50,042	2,477,579
Diversified Chemicals–1.60%
Huntsman Corp.	205,700	5,019,080
Diversified Metals & Mining–2.37%
Teck Resources Ltd., Class B (Canada)	172,200	7,420,098
Electric Utilities–1.75%
NRG Energy, Inc.	142,500	5,489,100
Electrical Components & Equipment–2.22%
Vertiv Holdings Co.	186,896	6,952,531
Electronic Components–1.88%
Coherent Corp.(b)	180,800	5,901,312
Electronic Manufacturing Services–3.05%
Flex Ltd.(b)	354,511	9,564,707
Food Distributors–3.69%
Performance Food Group Co.(b)	91,117	5,363,146
US Foods Holding Corp.(b)	156,521	6,213,884
		11,577,030
Gold–1.73%
Agnico Eagle Mines Ltd. (Canada)	119,126	5,414,277
Health Care Distributors–0.48%
Henry Schein, Inc.(b)	20,200	1,499,850
Shares		Value
Health Care Facilities–0.01%
Universal Health Services, Inc., Class B	194	$24,392
Health Care Services–3.57%
Cigna Group (The)	22,000	6,293,540
Fresenius Medical Care AG & Co. KGaA (Germany)	113,500	4,902,179
		11,195,719
Hotels, Resorts & Cruise Lines–2.91%
Expedia Group, Inc.(b)	71,700	7,390,119
Travel + Leisure Co.	47,241	1,735,162
		9,125,281
Household Products–2.19%
Spectrum Brands Holdings, Inc.	87,700	6,871,295
Human Resource & Employment Services–1.01%
ManpowerGroup, Inc.	43,049	3,156,353
Independent Power Producers & Energy Traders–2.11%
Vistra Corp.	199,800	6,629,364
Insurance Brokers–1.33%
Willis Towers Watson PLC	20,000	4,179,200
Integrated Oil & Gas–2.18%
Cenovus Energy, Inc. (Canada)	327,900	6,826,878
Investment Banking & Brokerage–1.55%
Goldman Sachs Group, Inc. (The)	15,000	4,853,550
Life Sciences Tools & Services–1.99%
Avantor, Inc.(b)	295,500	6,229,140
Managed Health Care–5.16%
Centene Corp.(b)	136,938	9,432,290
Molina Healthcare, Inc.(b)	20,600	6,754,534
		16,186,824
Oil & Gas Exploration & Production–10.53%
APA Corp.	176,900	7,270,590
ARC Resources Ltd. (Canada)	574,800	9,174,794
EQT Corp.(c)	112,600	4,569,308
Murphy Oil Corp.	73,500	3,333,225
Ovintiv, Inc.(c)	101,500	4,828,355
Southwestern Energy Co.(b)	597,300	3,852,585
		33,028,857
Oil & Gas Refining & Marketing–1.52%
Phillips 66	39,800	4,781,970
Oil & Gas Storage & Transportation–1.93%
New Fortress Energy, Inc.(c)	184,537	6,049,123
Paper & Plastic Packaging Products & Materials–0.97%
Sealed Air Corp.	92,500	3,039,550
Regional Banks–5.74%
Huntington Bancshares, Inc.	580,650	6,038,760
Pinnacle Financial Partners, Inc.	94,900	6,362,096

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Regional Banks–(continued)
Webster Financial Corp.	139,200	$5,611,152
		18,012,008
Research & Consulting Services–4.90%
Jacobs Solutions, Inc.	50,900	6,947,850
KBR, Inc.(c)	142,600	8,404,844
		15,352,694
Restaurants–0.49%
Restaurant Brands International, Inc. (Canada)	23,000	1,532,260
Semiconductor Materials & Equipment–2.52%
Applied Materials, Inc.	10,600	1,467,570
Lam Research Corp.	2,600	1,629,602
MKS Instruments, Inc.(c)	55,668	4,817,509
		7,914,681
Semiconductors–1.62%
Skyworks Solutions, Inc.	51,700	5,097,103
Silver–1.03%
Pan American Silver Corp. (Canada)	223,988	3,243,346
Trading Companies & Distributors–3.09%
Air Lease Corp., Class A	156,000	6,147,960
WESCO International, Inc.	24,600	3,537,972
		9,685,932
Transaction & Payment Processing Services–2.44%
Fidelity National Information Services, Inc.	138,400	7,649,368
Total Common Stocks & Other Equity Interests (Cost $286,044,078)		305,427,541
Shares		Value
Money Market Funds–1.90%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	2,067,704	$2,067,704
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	1,519,722	1,520,026
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	2,363,091	2,363,091
Total Money Market Funds (Cost $5,950,641)		5,950,821
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.29% (Cost $291,994,719)		311,378,362
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.02%
Invesco Private Government Fund, 5.30%(d)(e)(f)	6,165,824	6,165,824
Invesco Private Prime Fund, 5.51%(d)(e)(f)	15,854,979	15,854,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,021,666)		22,020,803
TOTAL INVESTMENTS IN SECURITIES–106.31% (Cost $314,016,385)		333,399,165
OTHER ASSETS LESS LIABILITIES—(6.31)%		(19,791,322)
NET ASSETS–100.00%		$313,607,843
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,352,027	$35,835,776	$(38,120,099)	$-	$-	$2,067,704	$125,503
Invesco Liquid Assets Portfolio, Institutional Class	3,151,573	25,596,983	(27,228,641)	(762)	873	1,520,026	74,691
Invesco Treasury Portfolio, Institutional Class	4,973,745	40,955,172	(43,565,826)	-	-	2,363,091	115,246
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,083,555	129,501,660	(131,419,391)	-	-	6,165,824	216,034*
Invesco Private Prime Fund	20,786,286	245,808,252	(250,735,457)	(1,886)	(2,216)	15,854,979	577,598*
Total	$41,347,186	$477,697,843	$(491,069,414)	$(2,648)	$(1,343)	$27,971,624	$1,109,072

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
10/13/2023	Royal Bank of Canada	EUR	15,181,213	USD	16,314,855	$257,988

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$289,766,872	$15,660,669	$—	$305,427,541
Money Market Funds	5,950,821	22,020,803	—	27,971,624
Total Investments in Securities	295,717,693	37,681,472	—	333,399,165
Other Investments - Assets*
Forward Foreign Currency Contracts	—	257,988	—	257,988
Total Investments	$295,717,693	$37,939,460	$—	$333,657,153

*	Unrealized appreciation.
Invesco V.I. American Value Fund